GIT Equity Trust
Worldwide Growth Portfolio
Semi-Annual Report
September 30, 1995/Unaudited

November 11, 1995

Dear Fellow Shareholder:

The six-month period ended September 30, 1995 was one of continued recovery for emerging markets. A rally in Asian and Latin American equities that began the second week in March lasted into the middle of July, after which many markets began to consolidate. The total return on the Worldwide Growth Portfolio during this period was 14.85%, which compares favorably to the average emerging markets fund return of 10.07% for the same period, as measured by Lipper Analytical Services, Inc.

The strong performance of the Worldwide Growth Portfolio was driven by several factors. In Asia, an extra-weighted position in South Korea contributed to the return. Our holdings in South Korea were led by Samsung Electronics, the world's leading manufacturer of DRAM computer memory chips, which reported exceptional earnings gains over the last two years. The portfolio also benefited from our cautious stance in Malaysia, where stocks appeared to us to be fully valued on a fundamental basis. An underweighted position in Malaysia helped the fund's relative performance in August and September when that market suffered a setback.

In Latin America, share prices continued to recover from the extremely depressed levels of February and March. Our performance in Latin America was led by a heavy weighting in Brazilian equities; it continues to be our belief that Brazil has one of the world's most undervalued stock markets. The attractive valuations compensate for that country's moderate political risk. The portfolio's Latin American performance was also aided by a large position in CPT, the Peruvian national long-distance phone company, which went through a merger and restructuring that greatly enhanced shareholder value. We have since pared back that position, although we continue to like the company's long-term prospects.

The Mexican market continued to recover from the currency devaluation and financial crisis that burdened the country at the start of the year. We used the strength in the Mexican market to reduce our holdings in the domestically oriented firms there and in companies with heavy debt burdens, while increasing our exposure to the export sector. We are hopeful that the Mexican economy can recover in 1996, but note that our exposure to Mexico is roughly half of what it was at this time last year. During the six months covered by this report, we also increased our investments in other markets, notably Israel, Turkey, and South Africa.

In comparison to the industrialized world, and particularly the U.S. market, our belief is that emerging markets around the world are looking increasingly undervalued. Whereas price-earnings ratios in Latin America, Asia, and elsewhere were at record highs two years ago, many companies now trade at single digit multiples, and in a number of cases, at discounts to book value. Given the recent weakness in the emerging markets, they appear to offer considerable long-term appreciation potential at current price levels. We will continue to direct our efforts toward making investments that appear best positioned to realize this potential.

We appreciate your confidence in GIT Investment Funds, and encourage you to become familiar with all 13 of our mutual fund portfolios.

Sincerely,
(signature)
A. Bruce Cleveland
President

Worldwide Growth Portfolio
Portfolio of Investments - September 30, 1995
(Unaudited)

                                    Number
               Company Description  of Shares     Value

COMMON STOCKS AND EQUIVALENTS:
76.6% of Net Assets

AFRICA:  1.5%
 The Southern
  Africa Fund,
  Inc.             Multi-industry       3,500     $51,625

ARGENTINA:  6.7%
Central Puerto
  S.A., Class B    Electric utility    12,000      38,980

*Inversiones y
  Representacion,
  S.A., Class B<F2>Engineering and
                     construction      20,000      47,576

Telecom Argentina
  Stet-France
  Telecom S.A.,
  ADR <F4>        Telecommunications    1,500      62,812

Telefonica de
  Argentina S.A.,
  Class B         Telecommunications   20,600      49,003

YPF Sociedad Anonmia,
  ADR<F4>         Oil and gas           2,200      39,600

CHILE:  3.4%
The Chile Fund,
  Inc.            Multi-industry        3,200      72,400

Compania
  Telecomunicacion
  Chile, ADR<F4> Telecommunications       700      48,387

HONG KONG/CHINA:  13.0%
Consolidated Electric
  Power Asia
  Ltd.           Electric utility      20,000      40,095

First Pacific
  Company Ltd.   Diversified           84,000      89,631

  Guangdong
  Investment
  Limited        Diversified           46,000      27,517

HSBC Holdings
  Plc.           Banking and financial
                   services             6,000      83,423

Hutchison Whampoa
  Limited        Diversified           16,000      86,708

K Wah International
  Holdings       Building materials   200,000      30,265

*K Wah
  International
  Holdings,
  Warrants
  12/31/97#<F1>  Building materials    20,000          --

Sinocan Holdings
  Limited        Packaging and
                   containers         210,000      77,409

Yizheng Chemical
  Fibre Company,
  Ltd., H Shares Chemicals             80,000      23,539

INDIA:  2.0%
The India Fund
  Inc.           Multi-industry         3,000      29,250

The Morgan Stanley
  India Investment
  Fund, Inc.     Multi-industry         1,500      15,562

*Sanghi Polyesters
  Ltd., GDR
  (144A) <F2>    Textiles               6,000      24,097

INDONESIA:  6.3%
P.T. Gadjah
  Tunggal        Rubber products       50,000      33,120

P.T. Indonesian
  Satellite
  Corporation,
  ADR<F3>        Telecommunications     1,300      45,662

P.T. Indorama
  Synthetics     Textiles              15,000      50,177

P.T. Pabrik
  Kertas Tjiwi
  Kimia          Forest and paper
                   products            27,360      51,953

P.T. Semen
  Cibinong       Building Materials    15,000      40,737

ISRAEL:  1.6%
ECI
  Telecommunications
  Limited DesignsTelecommunications     2,500      55,937

MALAYSIA:  4.5%
Malaysian
  Assurrance
  Alliance BerhadFinancial Services    12,000      52,548

O.Y.L. Industries
  Berhad         Real Estate            8,000      66,242

Westmont
  Industries
  Berhad         Diversified           10,000      40,605

See Notes to Portfolio of Investments

Worldwide Growth Portfolio
Portfolio of Investments - September 30, 1995 (continued)
(Unaudited)

                                       Number
                 Company Description   of Shares  Value
MEXICO:  6.7%
Cemex, S.A. de C.V.,
  Series B       Building materials    15,000     $67,189

*Desc, S.A. de
  C.V., ADR<F3>  Diversified            2,500      37,812

*Empaques
  Ponderosa,
  S.A.,
  Series B       Packaging             20,000      46,985

Grupo Financiero
  Banamex Accival
  S.A. de C.V.,
  Series B       Banking and financial
                   services             4,100       8,181

Grupo Financiero
  Banamex Accival
  S.A. de C.V.,
  Series L       Banking and financial
                   services            10,920      21,378

*Grupo Financiero
  Bancomer S.A.
  de C.V.,
  Series B       Banking and financial
                   services           21,500        8,553

*Grupo
  Financiero
  Bancomer S.A.
  de C.V.,
  Series L       Banking and financial
                   services              796          298

*Transportacion
  Maritima
  Mexicana,
  S.A. de C.V.,
  ADR<F3>        Marine transportation  5,300      45,050

PAKISTAN:  1.3%
*Pakistan State
  Oil Limited    Oil                    4,000      45,642

PERU:  3.1%
*Compania Goodyear
  del Peru       Rubber products       20,000      39,947

CPT Telefonica
  del Peru S.A.,
  B shares       Telecommunications    36,112     67,800

PHILIPPINES:  1.5%
Philippines Long
  Distance Telephone
  Company,
  ADR<F3>        Telecommunications       800     53,100

POLAND:  0.7%
Vistula S.A.     Apparel                6,000     23,694

PORTUGAL:  0.7%
Espirito Santo
  Financial
  Holding
  S.A., ADR<F3>  Banking and financial
                   services             2,000     23,500

SINGAPORE:  6.6%
Clipsal Industries
  Ltd.           Electronics           26,000     65,000

*Clipsal
  Industries
  Ltd., Warrants
  8/12/98<F2>    Electronics            2,000      1,300

First Capital
  Corporation
  Ltd.           Diversified           25,000     68,142

Singmarine
  Industries
  Limited        Marine transportation 20,000     44,960

*Sunright
  Limited<F2>    Electronics           80,000     53,671

SOUTH KOREA:  7.8%
*L.G. Chemical
  Limited<F2>    Chemicals              2,020     44,596

*L.G.
  Electronics<F2>Electronics            2,000     67,407

Pohang Iron &
  Steel Company
  Ltd.           Steel                    450     38,975

Samsung Electronics
  Company        Electronics              337     72,859

*Samsung
  Electronics
  Company
  (New)<F2>      Electronics                7      1,513

*Samsung
  Electronics
  Company (New
  Line)#<F1><F2> Electronics                9      1,946

*Samsung
  Engineering &
  Construction
  Company<F2>    Engineering and
                   construction           608     20,174

*Samsung
  Engineering &
  Construction
Company
  (New)<F2>      Engineering and
                   construction           799     26,512

See Notes to Portfolio of Investments

Worldwide Growth Portfolio
Portfolio of Investments - September 30, 1995 (continued)
(Unaudited)

                                        Number
                 Company Description    of Shares Value
TAIWAN:  1.8%
*ROC Taiwan
  Fund<F2>       Multi-industry         6,000    $63,750

THAILAND:  4.4%
*Bangkok Bank
  Company
  Ltd.<F2>       Banking                5,800     47,611

Industrial Finance
  Corporation
  of Thailand    Financial services    18,000     55,230

Matichon Public
  Company Limited Publishing            8,000     36,661

*Singer Thailand
  Public Company
  Limited<F2>    Home appliances        1,800     15,206

TURKEY:  0.9%
Netas TelekomunikTelecommunications    80,000     31,116

UNITED STATES:  1.0%
Capco Automotive
  Products
  Corporation    Automotive parts       4,000     37,000

VENEZUELA:  1.2%
C.A. La
  Electricidad
  de Caracas     Electric utility      49,725     43,584

TOTAL COMMON STOCKS AND EQUIVALENTS
  (Cost $3,066,610)<F3>                        2,701,202

PREFERRED STOCKS:  12.8% of Net Assets

BRAZIL:  10.5%
Companhia Acos
  Especiais Itabira,
ADR<F4>          Steel                  5,325     80,859

*Compania
  Siderurgica
  Paulista,
Series B<F2>     Steel                 45,000     80,273

Iochpe Maxion
  S.A., ADR<F4>  Tractor and
                   automobile parts     5,000     41,183

Petroleo Brasileiro
  S.A.           Oil and gas          930,000     97,099

Telecomunicacoes
  Brasileiras,
  S.A., ADR<F4>  Telecommunications     1,500     70,510

SOUTH KOREA:  2.4%
Samsung Electronics
  Company        Electronics              604     69,434

*Samsung Electronics
  Company
  (New)<F2>      Electronics              119     13,680

TOTAL PREFERRED STOCKS AND EQUIVALENTS
  (Cost $455,519)<F3>                            453,038

CONVERTIBLE CORPORATE BONDS:  1.5% of Net Assets

PHILIPPINES
Bacnotan
  Consolidated
  Industries,
  Inc., 5.5%,
  6/21/04 (144A)
  (Cost
  $50,000)<F3>   Building materials    50,000     51,250

REPURCHASE AGREEMENT:  8.5% of Net Assets
With Donaldson, Lufkin & Jenrette Securities Corporation
issued 9/29/95 at 6.25%, due 10/2/95
collateralized by a $306,038 United States
Treasury Bill due 11/16/95.  Total proceeds
at maturity are $300,156.
(Cost $300,000)<F2>                              300,000

TOTAL INVESTMENTS (Cost $3,872,129) <F3>      $3,505,490

See Notes to Portfolio of Investments

Worldwide Growth Portfolio
Portfolio fo Investments - September 30, 1995 (continued)
(Unaudited)

Notes to Portfolio of Investments

[FN]
<F1># Securities acquired through a rights or bonus stock
issue that are restricted as to resale:

                          Date               Value
                          Acquired   Cost    (Note 1)

SECURITY (0.06% of Net Assets)
Samsung Electronics
  Company (New Line),
  Common                  7/10/95    $990    $1,946

K Wah International
  Holdings, Warrants
  12/31/97                9/20/95      --        --

Total                                        $1,946

<F2>*Non-income producing
<F3>Aggregate cost for federal income tax purposes is
$3,872,129 at September 30, and the net
unrealized depreciation is $366,639 comprised of gross unrealized appreciation of $287,692 and gross unrealized depreciation of $654,331.
<F4>ADR American Depository Receipt
<F5>GDR Global Depository Receipt
<F6>144A Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt from registration, normally to qualifiedinstitutional buyers. At
September 30, 1995 these securities amounted to $75,347 or 2.1% of net assets.

The Notes to Financial Statements are an integral part of these statements.

Worldwide Growth Portfolio
Statement of Assets and Liabilities
September 30, 1995
(Unaudited)

ASSETS

Investments, at value (Notes 1 and 2)
Cost $3,872,129)
  Investment securities                        $3,205,490
  Repurchase agreement                            300,000

  Total investments                             3,505,490

Cash                                                4,187
Receivables
  Investment securities sold                       51,272
  Dividends and interest                            5,509
  Capital shares sold                              14,784

Other assets                                            2

  Total assets                                  3,581,244

LIABILITIES

Investment securities purchased                    52,980

  Total liabilities                                52,980

NET ASSETS (Note 5)                            $3,528,264

CAPITAL SHARES OUTSTANDING                        361,352

NET ASSET VALUE PER SHARE                          $9.764

Worldwide Gorwth Portfolio
Statement of Operations
For the Six Months Ended September 30, 1995
(Unaudited)

INVESTMENT INCOME (Note 1)

Interest income                                   $21,150
Dividend income (Net of foreign tax of $2,359)     36,416

  Total income                                     57,566

EXPENSES (Notes 3 and 4)

Investment advisory fee                            24,877
Custodian fees                                     12,211
Professional fees                                   2,061
Salaries and related expenses                       6,548
Securities registration and blue sky expense        4,948
Telephone expense                                     388
Data processing and office equipment expense        8,378
Office and miscellaneous expenses                   2,299
Depreciation and amortization                         211
Investment advisory fee waived                    (18,690)

  Total expenses                                   43,231

NET INVESTMENT INCOME                              14,335

REALIZED AND UNREALIZED GAIN (LOSS) FROM
INVESTMENTS AND FOREIGN CURRENCY

Net realized loss on investments                (309,069)
Net realized gain on foreign currency transactions  952
Net unrealized appreciation of investments      787,198
Net unrealized appreciation on foreign
  currency transactions                               6

NET GAIN FROM INVESTMENTS AND FOREIGN CURRENCY  479,087

TOTAL INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                $493,422

The Notes to Financial Statements are an integral part of these statements.

Worldwide Growth Portfolio
Statements of Change in Net Assets


INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS

Net investment income             $14,335      $8,510
Net realized gain (loss)
  on investments                 (309,069)     12,222
Net realized gain (loss) on
  foreign currency transactions       952      (4,875)
Net unrealized appreciation
  (depreciation)                  787,204  (1,056,140)

  Total increase (decrease)
    in net assets resulting from
    operations                    493,422  (1,040,283)

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income             --      (9,688)
From net capital gains                 --    (431,663)

CAPITAL SHARE TRANSACTIONS
  (Note 7)                       (284,142)  1,274,473

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                   209,280    (207,161)

NET ASSETS
Beginning of period             3,318,984   3,526,145
End of period                  $3,528,264  $3,318,984

Worldwide Growth Portfolio
Financial Highlights

Selected data for a share outstanding throughout each period:

                   1993      1994      1995<F1>

Net asset value
  beginning of
  period         $10.000    $12.511   $8.501

Net investment
  income (loss)   $0.035)    $0.022    $0.040

Net realized &
  unrealized
  gains
  (losses) on
  securities      $2.546     $(2.491)  $1.223

Total from
  investment
  operations      $2.511     $(2.469)  $1.263

Distributions
  from net
  investment
  income             --      $(0.025)      --

Distributions
  from capital
  gains              --      $(1.516)      --

Total
  distribu-
  tions              --      $(1.541)      --

Net asset
  value end
  of period       $2.511     $8.501    $9.764

Total return      26.19%<F2> (22.20)% $29.71%<F2>

Net assets end
  of year
  (thousands)     $3,526     $3,319   $3,528

Ratio of
  expenses
  to average
  net assets<F4>  1.81%<F2>  2.05%    $2.32<F2>%

Ratio of net
  investment
  income to
  average net
  assets<F4>     (0.48%)<F2>$0.21%    $0.77%<F2>

Portfolio
  turnover          83%        65%       39%

[FN]
<F1>Six months ended September 30, 1995 (unaudited)
<F2>Annualized
<F3>For the period from April 16, 1993 (inception) to March
31, 1994
<F4>Had BFIMC not waived advisory fees, the Portfolio's
annualized ratios of expenses and net investment loss to average net assets for the six months ended September 30, 1995 would have been 3.32% and (0.23)%, respectively. Had BFIMC not waived the advisory fee and deferred a portion of the operating expenses, the Portfolio's annualized ratios of expenses and net investment loss to average net assets would have been 3.05% and (0.79)% for the year ended March 31, 1995 and 4.24% and (2.92)% for the period ended March 31, 1994.

The Notes to Financial Statements are an integral part of these statements.

Worldwide Growth Portfolio
Notes to Financial Statements
September 30, 1995
(Unaudited)

1. Summary of Significant Accounting Policies. GIT Equity Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust offers shares in four separate portfolios which invest in differing securities (under policies described in their respective prospectuses). The Worldwide Growth Portfolio (the "Portfolio") invests primarily in foreign equity securities, emphasizing companies that are likely to benefit from the growth of the world's smaller and emerging capital markets. The Special Growth, Select Growth and Equity Income Portfolios are managed independently from the Worldwide Growth Portfolio and issue separate semi-annual and annual financial reports to shareholders.

Securities Valuation: Securities traded on a securities exchange are valued at their closing sale price, if available, and if not available, such securities are valued at the mean between their bid and asked prices. Other securities, for which current market quotations are readily available, are valued at the mean between their bid and asked prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Trustees.
Securities whose prices are quoted in foreign currency are normally translated into U.S. dollars based on exchange rates at 1 p.m., Washington, D.C. time. The portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss on investments. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes. Repurchase agreements are valued at amortized cost, which approximates market value.

Forward Foreign Currency Contracts: The Portfolio may enter into forward foreign currency contracts in order to hedge against foreign currency risk. Such contracts have been used solely to establish a rate of exchange for settlement of transactions. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses are recognized when contracts settle. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts.

Investment Income: Interest and other income (if any) is accrued as earned. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date.

Dividends and Income Tax: Substantially all of the Trust's accumulated net investment income, determined as gross investment income less accrued expenses, is declared as a regular dividend and distributed to shareholders at least twice annually at calendar and fiscal year end. Capital gains distributions reflecting net realized gains of the portfolio, if any, are declared and paid twice annually at calendar and fiscal year end. In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, all of the taxable income of each portfolio is distributed to its shareholders, and therefore no federal income tax provision is required.

Share Subscriptions: Shares purchased by check or otherwise not paid for in immediately available funds are accounted for as share subscriptions receivable and shares reserved for subscriptions.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust's custodian bank. Repurchase agreements may be terminated within seven days. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with Bankers Finance Investment Management Corp. ("BFIMC"), transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3. Investment Advisory Fees and Other Transactions with Affiliates. The Investment Adviser to the Trust, BFIMC, earns an advisory fee equal to 1.00% per annum of the average net assets of the Portfolio; the fee accrues daily and is payable monthly. For the six months ended September 30, 1995, BFIMC waived $18,690 of such fee from the Portfolio. In order to meet the securities registration requirements of certain states, BFIMC has undertaken to reimburse the Portfolio by the amount, if any, by which the total expenses of the Portfolio (less certain excepted expenses) exceed the applicable expense limitation in any state or other jurisdiction in which the Trust is subject to regulation during the fiscal year. The Trust believes the current applicable expense limitation is 2.50% per annum of the average net assets of each portfolio up to $30 million, 2.00% of any amount of such net assets exceeding $30 million but not exceeding $100 million, and 1.50% per annum of such amount in excess of $100 million. BFIMC is responsible for the fees and expenses of trustees who are affiliated with BFIMC, the rent expense of the Trust's principal executive office premises and certain promotional expenses. For the six months ended September 30, 1995, $750 of fees were paid. Certain officers, trustees, companies and individuals affiliated with the Trust have investments in the Trust aggregating 8.0% of net assets.

4. Other Expenses. With the exception of certain expenses of the Trust payable by it directly, all support services are provided to the Trust under a services agreement between the Trust and BFIMC, pursuant to which such services are to be provided for amounts not exceeding the cost to BFIMC of the support provided. For the six months ended September 30, 1995, expenses of $37,094 have been reimbursed to BFIMC under the services agreement. As of September 30, 1995, expenses of $10,922 have been incurred by BFIMC on behalf of the Portfolio, the billing of which has been deferred.

5. Net Assets. At September 30, 1995, net assets include the following:


Net paid in capital on shares
  of beneficial interest                       $4,213,284
Undistributed net investment income                14,335
Net undistributed realized loss                  (332,722)
Net unrealized depreciation of investments       (366,633)

  Total net assets                             $3,528,264

6. Investment Transactions. Purchases and sales of securities other than short-term securities for the six months ended September 30, 1995 were $1,435,563 and $1,536,066, respectively.

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized.
Transactions in capital shares for the following periods were as follows:

                       Six Months Ended
                       Sept. 30, 1995    Year Ended
                       (Unaudited)       March 31, 1995

In Dollars
Shares sold                 $610,241      $3,109,192
Shares issued in
  reinvestment of dividends       --         399,120
Total shares issued          610,241       3,508,312
Shares redeemed             (894,383)     (2,233,839)
Net increase (decrease)    $(284,142)     $1,274,473

In Shares
Shares sold                   64,936         275,640
Shares issued in
  reinvestment of dividends       --          37,227
Total shares issued           64,936         312,867
Shares redeemed              (94,011)       (204,278)
Net increase (decrease)      (29,075)        108,589